Accounts Payable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable - Other [Abstract]
Liabilities regarding employees	$ 2,273	$ 1,563
Government institutions	270	1,544
Accrued expenses	1,585	1,609
Related parties	154
Other	533	606
Accounts Payable, Other, Total	$ 4,815	$ 5,322